Employee Future Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Future Benefits
Note 15    Employee Future Benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax qualified) pension plans that are typically funded, as well as supplemental non-registered
(non-qualified)
pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.
(a) Plan characteristics
The Company’s final average pay defined benefit pension plans and retiree welfare plans are closed to new members. All employees may participate in capital accumulation plans including defined benefit cash balance plans, 401(k) plans and/or defined contribution plans, depending on the country of employment.
During 2018, the Company implemented a voluntary exit program, as part of its Canadian operations transformation, and a North American voluntary early retirement program. Combined, these two programs resulted in the voluntary separation of 1,225 employees in Canada and 204 employees in the U.S. by the end of 2019. A curtailment loss of $22 resulting from these programs was recorded in earnings during 2018. This loss represents the increase in net defined benefit liability due to the affected employees separating sooner than had previously been assumed.
All pension arrangements are governed by local pension committees or management, but significant plan changes require approval from the Company’s Board of Directors.
The Company’s funding policy for defined benefit pension plans is to make the minimum annual contributions required by regulations in the countries in which the plans are offered. Assumptions and methods prescribed for regulatory funding purposes typically differ from those used for accounting purposes.
The Company’s remaining defined benefit pension and/or retiree welfare plans are in the U.S., Canada, Japan, and Taiwan (China). There are also disability welfare plans in the U.S. and Canada.
The largest defined benefit pension and retiree welfare plans are the primary plans for employees in the U.S. and Canada. These are the material plans that are discussed in the balance of this note. The Company measures its defined benefit obligations and fair value of plan assets for accounting purposes as at December 31 each year.
U.S. defined benefit pension and retiree welfare plans
The Company operates a qualified cash balance plan that is open to new members, a closed non-qualified
cash balance plan, and a closed retiree welfare plan.
Actuarial valuations to determine the Company’s minimum funding contributions for the qualified cash balance plan are required annually. Deficits revealed in the funding valuations must generally be funded over a period of up to seven years. It is expected that there will be no required funding for this plan in 2020. There are no plan assets set aside for the non-qualified
cash balance plan.
The retiree welfare plan subsidizes the cost of life insurance and medical benefits. The majority of those who retired after 1991 receive a fixed-dollar subsidy from the Company based on service. The plan was closed to all employees hired after 2004. While assets have been set aside in a qualified trust to pay future retiree welfare benefits, this funding is optional. Retiree welfare benefits offered under the plan coordinate with the U.S. Medicare program to make optimal use of available federal financial support.
The qualified pension and retiree welfare plans are governed by the U.S. Benefits Committee, while the non-qualified
pension plan is governed by the U.S.
Non-Qualified
Plans Subcommittee.
Canadian defined benefit pension and retiree welfare plans
The Company’s defined benefit plans in Canada include two registered final average pay pension plans, a non-registered
supplemental final average pay pension plan and a retiree welfare plan, all of which have been closed to new members.
Actuarial valuations to determine the Company’s minimum funding contributions for the registered pension plans are required at least once every three years. Deficits revealed in the funding valuation must generally be funded over a period of ten years. For 2020, the required funding for these plans is expected to be $11. The supplemental non-registered
pension plan is not funded.
The retiree welfare plan subsidizes the cost of life insurance, medical and dental benefits. These subsidies are a fixed dollar amount for those who retired after April 30, 2013 and will be eliminated for those who retire after 2019. There are no assets set aside for this plan.
The registered pension plans are governed by Pension Committees, while the supplemental non-registered
plan is governed by the Board of Directors. The retiree welfare plan is governed by management.
(b) Risks
In final average pay pension plans and retiree welfare plans, the Company generally bears the material risks which include interest rate, investment, longevity and health care cost inflation risks. In defined contribution plans, these risks are typically borne by the employee. In cash balance plans, the interest rate, investment and longevity risks are partially transferred to the employee.

Material sources of risk to the Company for all plans include:

∎	A decline in discount rates that increases the defined benefit obligations by more than the change in value of plan assets;
∎	Lower than expected rates of mortality; and
∎	For retiree welfare plans, higher than expected health care costs.
The Company has managed these risks through plan design and eligibility changes that have limited the size and growth of the defined benefit obligations. Investment risks for funded plans are managed by investing significantly in asset classes which are highly correlated with the plans’ liabilities.
In the U.S., delegated committee representatives and management review the financial status of the qualified defined benefit pension plan at least monthly, and steps are taken in accordance with an established dynamic investment policy to increase the plan’s allocation to asset classes which are highly correlated with the plan’s liabilities and reduce investment risk as the funded status improves. As at December 31, 2019, the target asset allocation for the plan was 27% return-seeking assets and 73% liability-hedging assets.
In Canada, internal committees and management review the financial status of the registered defined benefit pension plans on at least a quarterly basis. As at December 31, 2019, the target asset allocation for the plans was 20% return-seeking assets and 80% liability-hedging assets.
(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Changes in defined benefit obligation:
Opening balance	$4,675	$4,706	$640	$665
Current service cost	40	42	–	–
Past service cost – amendments and curtailments	–	18	–	12
Interest cost	182	165	25	24
Plan participants’ contributions	1	1	3	4
Actuarial losses (gains) due to:
Experience	8	–	(10)	(7)
Demographic assumption changes	–	35	–	(1)
Economic assumption changes	413	(250)	56	(56)
Benefits paid	(358)	(304)	(46)	(45)
Impact of changes in foreign exchange rates	(144)	262	(23)	44
Defined benefit obligation, December 31	$4,817	$4,675	$645	$640

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Change in plan assets:
Fair value of plan assets, opening balance	$4,190	$4,328	$610	$587
Interest income	164	153	25	21
Return on plan assets (excluding interest income)	529	(315)	25	(16)
Employer contributions	75	79	12	10
Plan participants’ contributions	1	1	3	4
Benefits paid	(358)	(304)	(46)	(45)
Administration costs	(9)	(9)	(2)	(2)
Impact of changes in foreign exchange rates	(136)	254	(29)	51
Fair value of plan assets, December 31	$4,45 6	$4,1 87	$598	$610
(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018
Development of net defined benefit liability
Defined benefit obligation	$4,817	$4,675	$645	$640
Fair value of plan assets	4,453	4,190	598	610
Deficit ( s urplus)	364	485	47	30
Effect of asset limit (1)	4	9	–	–
Deficit (surplus) and net defined benefit liability (asset)	368	494	47	30
Deficit is comprised of:
Funded or partially funded plans	(391)	(248)	(120)	(121)
Unfunded plans	759	742	167	151
Deficit (surplus) and net defined benefit liability (asset)	$368	$494	$47	$30

(1)
In 2018, the Company recognized an impairment of $9 on the net defined benefit asset for one of its registered pension plans in Canada. This was due to benefit changes for future service which reduced the economic benefit that can be derived by the Company from the plan’s surplus.

(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018	2019	2018	2019	2018
Active members	$550	$621	$31	$32	$301	$332	$25	$22
Inactive and retired members	2,529	2,431	447	457	1,437	1,291	142	129
Total	$3,079	$3,052	$478	$489	$1,738	$1,623	$167	$151
(f) Fair value measurements
The major categories of plan assets and the allocation to each category are as follows.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2019	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$32	1%	$35	6%	$12	1%	$–	–
Equity securities (3)	563	19%	45	8%	311	21%	–	–
Debt securities	2,155	72%	511	85%	1,123	78%	–	–
Other investments (4)	255	8%	7	1%	2	0%	–	–
Total	$3,005	100%	$598	100%	$1,448	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2018	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$26	1%	$51	8%	$19	1%	$–	–
Equity securities (3)	500	17%	38	6%	269	20%	–	–
Debt securities	2,088	73%	514	85%	1,033	79%	–	–
Other investments (4)	252	9%	7	1%	3	0%	–	–
Total	$2,866	100%	$610	100%	$1,324	100%	$–	–

(1)
All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 7% of all U.S. pension and retiree welfare plan assets as at December 31, 2019 (2018 – 7%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.1% of all Canadian pension plan assets as at December 31, 2019 (2018 – 0.2%).

(3)	Equity securities include direct investments in MFC common shares of $1.3 (2018 – $0.9) in the U.S. retiree welfare plan and $nil (2018 – $nil) in Canada.
(4)	Other U.S. plan assets include investment in private equity, timberland and agriculture, and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.
(g) Net benefit cost recognized in the Consolidated Statements of Income
Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Defined benefit current service cost	$40	$42	$–	$–
Defined benefit administrative expenses	9	9	2	2
Past service cost – plan amendments and curtailments (1),(2)	–	18	–	12
Service cost	49	6 9	2	14
Interest on net defined benefit (asset) liability	18	12	–	3
Defined benefit cost	67	8 1	2	17
Defined contribution cost	80	78	–	–
Net benefit cost	$1 47	$15 9	$2	$17

(1)
Past service cost – plan amendments includes $8 for 2018 for a Canadian pension plan, reflecting a surplus sharing agreement between the Company and certain legacy employees in Canada, which received regulatory approval in 2018.

(2)
Past service cost – curtailments includes $22 for 2018 for the pension plans and retiree welfare plans in total, reflecting the cost of the voluntary exit and voluntary retirement programs described in section (a) of this note.

(h)
Re-measurement
effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(8)	$–	$10	$7
Demographic assumption changes	–	(35)	–	1
Economic assumption changes	(413)	250	(56)	56
Return on plan assets (excluding interest income)	529	(315)	25	(16)
Change in effect of asset limit	5	(9)	–	–
Total re-measurement effects	$113	$(109)	$(21)	$48

(i) Assumptions
The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018
To determine the defined benefit obligation at end of year (1) :
Discount rate	3.2%	4.3%	3.2%	4.3%	3.1%	3.8%	3.1%	3.8%
Initial health care cost trend rate (2)	n/a	n/a	7.5%	7.8%	n/a	n/a	5.6%	5.7%
To determine the defined benefit cost for the year (1) :
Discount rate	4.3%	3.6%	4.3%	3.6%	3.8%	3.5%	3.8%	3.6%
Initial health care cost trend rate (2)	n/a	n/a	7.8%	8.5%	n/a	n/a	5.7%	5.9%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 7.5% grading to 4.5% for 2032 and years thereafter (2018 – 7.8% grading to 5.0% for 2030) and to measure the net benefit cost was 7.8% grading to 5.0% for 2030 and years thereafter (2018 – 8.5% grading to 5.0% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.6% grading to 4.8% for 2026 and years thereafter (2018 – 5.7% grading to 4.8% for 2026) and to measure the net benefit cost was 5.7% grading to 4.8% for 2026 and years thereafter (2018 – 5.9% grading to 4.8% for 2026).

Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2019	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.6	23.7
Females	24.1	25.6
Life expectancy (in years) at age 65 for those currently age 45
Males	24.2	24.7
Females	25.7	26.5
(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2019	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(443)	$(66)
Impact of a 1% decrease	525	80
Health care cost trend rate:
Impact of a 1% increase	n/a	20
Impact of a 1% decrease	n/a	(17)
Mortality rates (1)
Impact of a 10% decrease	136	14

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.9 years for U.S. males and females and 0.8 years for Canadian males and females.

(k) Maturity profile
The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2019	2018	2019	2018
U.S. plans	9.3	8.8	9.7	9.0
Canadian plans	12.3	12.4	14.3	14.3
(l) Cash flows – contributions
Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, are as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2019	2018	2019	2018
Defined benefit plans	$75	$79	$12	$10
Defined contribution plans	80	78	–	–
Total	$155	$157	$12	$10
The Company’s best estimate of expected cash payments for employee future benefits for the year ending December 31, 2020 is $77 for defined benefit pension plans, $80 for defined contribution pension plans and $12 for retiree welfare plans.